FINANCING AND FINANCIAL INSTRUMENTS - Derivative Financial Instruments - Classified as Level 2 (Details) - Level 2 - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair value	$ 271	$ 743
Derivative liabilities, fair value	(245)	(206)
Total foreign exchange rate instruments
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair value	119	392
Derivative liabilities, fair value	(90)	(158)
Forward purchase contracts
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	1,187	2,005
Derivative assets, fair value	29	66
Derivative liabilities, notional amount	2,633	1,258
Derivative liabilities, fair value	(36)	(13)
Forward sale contracts
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	1,716	5,810
Derivative assets, fair value	42	252
Derivative liabilities, notional amount	705	724
Derivative liabilities, fair value	(4)	(9)
Currency swaps sales
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	0	0
Derivative assets, fair value	0	0
Derivative liabilities, notional amount	500	1,000
Derivative liabilities, fair value	(41)	(101)
Exchange option purchases
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	2,317	2,000
Derivative assets, fair value	38	71
Derivative liabilities, notional amount	1,030	43
Derivative liabilities, fair value	(4)	0
Exchange options sales
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	1,213	234
Derivative assets, fair value	10	3
Derivative liabilities, notional amount	1,418	1,000
Derivative liabilities, fair value	(5)	(35)
Total raw materials (base metals), freight, energy, emission rights
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair value	152	351
Derivative liabilities, fair value	(155)	(48)
Term contracts sales
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	250	79
Derivative assets, fair value	29	4
Derivative liabilities, notional amount	182	24
Derivative liabilities, fair value	(7)	(6)
Term contracts purchases
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	419	1,524
Derivative assets, fair value	117	347
Derivative liabilities, notional amount	1,479	739
Derivative liabilities, fair value	(142)	$ (42)
Options sales/purchases
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	12
Derivative assets, fair value	6
Derivative liabilities, notional amount	10
Derivative liabilities, fair value	$ (6)